SCHEDULE OF REVENUES FROM RELATED PARTY TRANSACTIONS (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Total revenue	$ 12,774,432	$ 11,752,934	$ 26,207,893	$ 23,747,481
Related Party [Member]
Related Party Transaction [Line Items]
Total revenue						$ 97,850
Chengdu Wetouch Technology Co., Ltd [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Total revenue						10,483
Meishan Wetouch Electronics Technology Co., Ltd [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Total revenue						$ 87,367